Long Term Loan (Details Narrative) (10-K)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)
Debt principal amount
Loan Agreement [Member] | Alterna Bank [Member]
Debt principal amount		$ 31,417
Debt, maturity date	Dec. 31, 2022
Debt, forgiveness percentage	25.00%
Debt instrument, interest rate		5.00%	5.00%
Debt instrument, description	The extended term i.e. January 31, 2023 to December 31, 2025.
Loan Agreement [Member] | Alterna Bank [Member] | CAD [Member]
Debt principal amount			$ 40,000
Debt instrument, forgiveness	$ 10,000